5. Notes Payable in Gold	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes
5. Notes Payable in Gold

5.   NOTES PAYABLE IN GOLD

During the year ended December 31, 2011, the Company settled all notes payable in gold as described below. After settlement, the Company has no further obligations under the notes payable in gold except $22,555 of accrued interest due under notes satisfied by delivery of gold.

Notes Payable in Gold as at December 31, 2010.

At December 31, 2010, the Company had total outstanding notes payable in gold of $2,094,840, less unamortized discounts of $142,882 for a net liability of $1,951,957, which notes payable in gold required the delivery of 989.49 ounces of alluvial gold by November 1, 2010, 424.43 ounces of fine gold by October 31, 2010, and 611.98 ounces of fine gold by November 30, 2011. While the Company mined sufficient gold to meet its obligations under the notes payable in gold requiring gold deliveries in 2010, the Company chose to sell the mined gold to fund its operations. The non-delivery of gold due on October 31, 2010 and November 1, 2010 constituted default on the required 2010 gold deliveries on notes payable in gold.

Conversion of Certain Notes Payable in Gold

During January and February, 2011, the Company entered into a series of conversion agreements (the “Conversion Agreements”) in respect to certain of the notes payable in gold (the “Converted Notes”), including all of the notes payable in gold requiring delivery of fine gold by October 31, 2010. Under the Conversion Agreements, the Company converted 769.59 ounces of alluvial gold and 628.23 ounces of fine gold due under the Converted Notes into 10,931,982 shares of common stock of the Company. Accordingly, by issuing shares of common stock pursuant to the Conversion Agreements, the Converted Notes were satisfied in full and the Company was released from any and all liabilities for default under the notes payable in gold requiring delivery of fine gold by October 31, 2010 and certain of the notes payable in gold requiring delivery of alluvial gold by November 1, 2010. The Company recognized a loss on settlement of debt of $1,623,489 on these conversions.

Amendment of Certain Notes Payable in Gold

During February 2011, the Company amended those notes payable in gold (the “Amended Notes”) requiring delivery of alluvial gold by November 1, 2010 that were not converted as described above to extend the delivery date of the required quantity of alluvial gold from November 1, 2010 to November 1, 2012. In consideration for amending the gold delivery date, the Company agreed to (i) continue paying interest on the value of the alluvial gold that was due November 1, 2010 until (A) the required quantity of gold was delivered or (B) all amounts due under the Amended Notes were paid in full and (ii) increase the interest rate by four percent to a rate equal to the lesser of prime plus eight percent (8%) per annum or twelve percent (12%) compounded annually. By entering into the Amended Notes, the Company cured any remaining default under the notes payable in gold requiring delivery of gold in 2010.

Settlement of Remaining Notes Payable in Gold

Following the conversion and amendment of certain of the notes payable in gold as described above, the Company’s delivery obligations under the outstanding notes payable in gold consisted of the delivery of 219.9 ounces of alluvial gold by November 1, 2012 and 628.23 ounces of fine gold by November 30, 2011. At June 30, 2011, the carrying value of outstanding notes payable in gold was $622,184.

On or about July 29, 2011, the Company settled all of these outstanding notes payable in gold. After settlement, the Company has no further obligations under the notes payable in gold except $22,555 of accrued and unpaid interest to certain holders who had previously amended their notes payable in gold as described above, $11,317 of which is owed to a related party.

Three holders converted their notes payable in gold into 2,029,908 units with a fair value of $426,281 pursuant to the private placement that closed on July 29, 2011 and are included in the description of such private placement in Note 8 Stockholders’ Equity (Deficit). The balance of these notes payable in gold was reduced by $291,629, and represented 266.426 ounces of fine gold. The Company recognized a loss on settlement of debt of $134,652 for these notes payable in gold.

One holder was paid cash for the fair value of the gold required to be delivered under his note, as measured by the market value of fine gold on the date of settlement. This note payable in gold represented 117.647 ounces of fine gold and had a carrying value of $135,235. The fair value of the fine gold was $190,941, or $1,623 per fine ounce of gold. The Company recognized a loss on settlement of debt of $55,706 for this note payable in gold.

Three holders were paid in fine gold ounces due under their notes payable in gold, as measured by the market value of fine gold on the date of settlement. These notes payable in gold represented 213.413 ounces of fine gold with a carrying value of $233,851. The fair value of the gold purchased to settle these notes payable in gold was $358,641, or $1,680.50 per fine ounce of gold. The Company purchased the gold on the open market and transferred the gold to a custodial account with an independent third party. The Company recognized a loss on settlement of debt of $124,790 for these notes payable in gold.

Unamortized discounts of $8,047 on warrants issued with the notes payable in gold at inception were recognized to the loss on settlement of debt, bringing the total loss recognized for settlement for the year ended December 31, 2011 to $1,946,684.

5. Notes Payable in Gold

5.  NOTES PAYABLE IN GOLD

During the year ended December 31, 2011, the Company settled all notes payable in gold. After settlement, the Company had no further obligations under the notes payable in gold except $22,555 of accrued interest due under notes satisfied by delivery of gold. The total loss recognized for settlement for the year ended December 31, 2011 was $1,946,684, of which $1,623,489 was recognized in the nine-month period ended September 30, 2011.